Recurring Fair Value Measurements - Additional Information (Detail) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash		$ 794,750,266	$ 441,037
Unrealized gain loss on derivatives	$ 0	544,290	0
Private Investment In Public Equity Reduction Right Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Reduction right expenses		18,797,300
Unrealized gain loss on derivatives		544,290
Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Adjustment of Warrants		$ 2,816,000	14,197,333
United States Treasury Bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Held-to-Maturity			$ 759,271,905